Employee Benefit / Incentive Award Plan - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Shares of common stock available for issuance	3,100,000	3,100,000				3,100,000
Shares remain available for grant		$ 1,700,000
Outstanding non vested restricted shares			1,156,966
Stock-based compensation expense	1,800,000	3,600,000	5,900,000
Unamortized Stock Based Compensation Expense		12,100,000	15,700,000
Defined contribution plan, matching amount			180,000	136,000	146,000
Total compensation expense due to increase in fair market value			8,000,000
Restricted stock shares vested, value			14,100,000
Restricted Common Stock
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Outstanding non vested restricted shares	1,100,000	1,100,000
Award Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of investment of restricted non-investment units through IPO			50.00%
Restricted Stock Unit | Award Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Issuance of restricted common stock, shares			470,590
Issuance of restricted common stock, value			$ 7,100,000
Redford
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Aggregate fair market value of restricted non- incentive units				$ 8,000,000
IPO | Restricted Stock Unit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Issuance of restricted common stock, shares			921,671
IPO | Restricted Stock Unit | Twelve Months
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Issuance of restricted common stock, shares			25,000
IPO | Restricted Stock Unit | Three Year Period
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Issuance of restricted common stock, shares			896,671
Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined contribution plan, matching percentage			4.00%